Annual Total Returns- Janus Henderson US Managed Volatility Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson US Managed Volatility Fund - Class D	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.12%	15.44%	35.70%	9.12%	3.24%	7.95%	20.35%	(3.60%)	23.60%	12.80%